Mergers and Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Merger Agreement [Abstract]
Mergers and Acquisitions

Note 2 - Mergers and Acquisitions

Completed Mergers and Significant Acquisitions

American Realty Capital Trust III Merger

On December 14, 2012, the Company entered into an Agreement and Plan of Merger (the "ARCT III Merger Agreement") with American Realty Capital Trust III, Inc. ("ARCT III") and certain subsidiaries of each company. The ARCT III Merger Agreement provided for the merger of ARCT III with and into a subsidiary of the Company (the "ARCT III Merger"). The ARCT III Merger was consummated on February 28, 2013.

Pursuant to the terms and subject to the conditions set forth in the ARCT III Merger Agreement, each outstanding share of common stock of ARCT III, including restricted shares which became vested, was converted into the right to receive (i) 0.95 of a share of the Company's common stock, (the "ARCT III Exchange Ratio") or (ii) $12.00 in cash. In addition, each outstanding unit of equity ownership of the ARCT III OP was converted into the right to receive 0.95 of the same class of unit of equity ownership in the OP.

Upon the closing of the ARCT III Merger, on February 28, 2013, 29.2 million shares, or 16.5% of the then outstanding shares of ARCT III's common stock, were paid in cash at $12.00 per share, which is equivalent to 27.7 million shares of the Company's common stock based on the ARCT III Exchange Ratio. In addition, 148.1 million shares of ARCT III's common stock were converted to shares of the Company's common stock at the ARCT III Exchange Ratio, resulting in an additional 140.7 million shares of the Company's common stock outstanding after the exchange.

Upon the consummation of the ARCT III Merger, American Realty Capital III Special Limited Partnership, LLC, the holder of the special limited partner interest in the ARCT III OP, was entitled to subordinated distributions of net sales proceeds from ARCT III OP which resulted in the issuance of units of limited partner interests in the ARCT III OP, when after applying the ARCT III Exchange Ratio, resulting in the issuance of an additional 7.3 million OP Units. The parties have agreed that such OP Units will be subject to a minimum one-year holding period from the date of issuance before being exchangeable into the Company's common stock.

Also in connection with the ARCT III Merger, the Company entered into an agreement with the Sponsor and its affiliates to internalize certain functions performed by them prior to the ARCT III Merger, reduce certain fees paid to affiliates, purchase certain corporate assets and pay certain merger related fees. See Note 14 - Related Party Transactions and Arrangements.

Accounting Treatment of the ARCT III Merger

The Company and ARCT III, from inception to the ARCT III Merger date, were considered to be entities under common control. Both entities' advisors were wholly owned subsidiaries of the Sponsor. The Sponsor and its related parties have significant ownership interests in the Company and had significant ownership of ARCT III through the ownership of shares of common stock and other equity interests. In addition, the advisors of both entities were contractually eligible to charge potential fees for their services to both of the companies including asset management fees, incentive fees and other fees and continue to charge fees to the Company. Due to the significance of these fees, the advisors and ultimately the Sponsor is determined to have a significant economic interest in both companies in addition to having the power to direct the significant activities of the companies through advisory/management agreements, which qualifies them as affiliated companies under common control in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The acquisition of an entity under common control is accounted for on the carryover basis of accounting whereby the assets and liabilities of the companies are recorded upon the merger on the same basis as they were carried by the companies on the ARCT III Merger date. In addition, U.S. GAAP requires the Company to present historical financial information as if the merger had occurred as of the beginning of the earliest period presented, therefore the accompanying financial statements including the notes thereto are presented as if the ARCT III Merger had occurred on January 1, 2012.

GE Capital Portfolio Acquisition

On June 27, 2013, the Company, through its OP, acquired from certain affiliates of GE Capital Corp., the equity interests in the entities that own a real estate portfolio comprised of 447 properties (the "GE Capital Portfolio") for consideration of $826.3 million exclusive of closing costs; no liabilities were assumed. The 447 properties are subject to 409 property operating leases, which are accounted for on the straight-line rent basis of accounting, and 38 direct financing leases, which are accounted for as a receivable at a discount to the remaining lease payments and estimated residual values of the related properties. Income on the direct financing leases is recorded using the effective interest method. In addition, the Company has recorded the fair value of the expected residual value of the property for property under direct financing leases.

CapLease, Inc. Merger

On May 28, 2013, the Company entered into an Agreement and Plan of Merger (the "CapLease Merger Agreement") with CapLease, Inc., a Maryland corporation ("CapLease"), and certain subsidiaries of each company. The CapLease Merger Agreement provided for the merger of CapLease with and into a subsidiary of the Company (the "CapLease Merger").

Pursuant to the terms and subject to the conditions set forth in the CapLease Merger Agreement, each outstanding share of common stock of CapLease, other than shares owned by the Company, CapLease or any of their respective wholly owned subsidiaries, were converted into the right to receive $8.50 in cash without interest. Each outstanding share of preferred stock of CapLease, other than shares owned by the Company, CapLease or any of their respective wholly owned subsidiaries, were converted into the right to receive an amount in cash, without interest, equal to the sum of $25.00 plus all accrued and unpaid dividends on such shares of preferred stock. In addition, in connection with the merger of CapLease, LP with and into the OP (the "CapLease Partnership Merger"), each outstanding unit of equity ownership of the CapLease's operating partnership other than units owned by CapLease or any wholly owned subsidiary of CapLease were converted into the right to receive $8.50 in cash, without interest. Shares of the CapLease's outstanding restricted stock were accelerated and became fully vested, and restricted stock and any outstanding performance shares were fully earned and had the right to receive $8.50 per share.

On November 5, 2013, the Company completed the merger with CapLease based on the terms of the CapLease Merger Agreement and total cash consideration of $920.7 million was paid to the common and preferred shareholders. The merger will be accounted for under the acquisition method of accounting under U.S. GAAP. Under the acquisition method of accounting, the assets acquired and liabilities assumed from CapLease will be recorded as of the acquisition date at their respective fair values. Any excess of purchase price over the fair values will be recorded as goodwill. Results of operations for CapLease will be included in the Company's consolidated financial statements from the date of acquisition.

Pending Mergers and Significant Acquisitions

American Realty Capital Trust IV Merger

On July 1, 2013, the Company entered into an Agreement and Plan of Merger, as amended on October 6, 2013, (the "ARCT IV Merger Agreement") with American Realty Capital Trust IV, Inc., a Maryland corporation ("ARCT IV"), and certain subsidiaries of each company. The ARCT IV Merger Agreement provides for the merger of ARCT IV with and into a subsidiary of the Company (the "ARCT IV Merger").

Pursuant to the terms and subject to the conditions set forth in the ARCT IV Merger Agreement, at the effective time of the ARCT IV Merger, each outstanding share of common stock of ARCT IV will be exchanged for (i) $9.00 to be paid in cash, plus (ii) 0.5190 shares of the Company's common stock, par value $0.01, and (iii) 0.5937 shares of a new series of preferred stock to be designated as Series F Cumulative Redeemable Preferred Stock ("Series F Preferred Stock"), par value $0.01.

The Series F Preferred Stock will not be redeemable by the Company before the fifth anniversary of the date on which such Series F Preferred Stock is issued (the "Initial Redemption Date"), except under circumstances intended to preserve the Company's status as a real estate investment trust for federal and/or state income tax purposes and except upon the occurrence of a change of control. On and after the Initial Redemption Date, the Company may, at its option, redeem shares of the Series F Preferred Stock, in whole or from time to time in part, at a redemption price of $25.00 per share plus, subject to exceptions, any accrued and unpaid dividends thereon to the date fixed for redemption. The shares of Series F Preferred Stock have no stated maturity, are not subject to any sinking fund or mandatory redemption and will remain outstanding indefinitely unless the Company redeems or otherwise repurchases them or they become convertible and are converted into common stock (or, if applicable, alternative consideration).

In addition, each outstanding Class B unit of equity ownership of the ARCT IV will be converted into the right to receive 2.3591 Class B OP Units of the Company and other equity units of ARCT IV will receive 2.3961 OP Units of the Company. In addition, on the date of the ARCT IV Merger, all outstanding restricted common stock of ARCT IV date will become fully vested and exchanged for shares of Company common stock based on the ARCT IV Exchange Ratio.

In connection with the ARCT IV Merger, ARCT IV's external advisor has agreed to waive a portion of the real estate commissions contractually due to it from ARCT IV upon the sale of properties in an amount equal to the lesser of (i) 2.0% of the sales price of the properties and (ii) one-half of the competitive real estate commissions if a third party broker is also involved. ARCT IV's external advisor and ARCT IV agreed that ARCT IV's external advisor will be entitled to a reduced real estate commission of $8.4 million.

The Company has also entered into an agreement to purchase certain assets from ARCT IV's external advisor and reimburse ARCT IV's external advisor for certain expenses related to the ARCT IV Merger for total cash consideration of $5.8 million.

ARCT IV's external advisor will be entitled to subordinated distributions of net sales proceeds in an amount estimated to be approximately $68.3 million, assuming an implied price of the Company's common stock of $13.50 per share upon the ARCT IV Merger. Such subordinated distributions of net sales proceeds will be payable in the form of equity units of ARCT IV that will automatically convert into OP Units of the Company upon consummation of the ARCT IV Merger and will be subject to a minimum one-year holding period from the date of issuance before being exchangeable into the Company's common stock. The actual amount of consideration to be paid for subordinated distributions of net sales proceeds will be based, in part, on the market price of the Company's common stock on the date of the ARCT IV Merger and will not be known until the ARCT IV Merger date.

Accounting Treatment for the ARCT IV Merger

The Company and ARCT IV are considered to be entities under common control. Both entities' advisors are wholly owned subsidiaries of the Sponsor. The Sponsor and its related parties have ownership interests in the Company and ARCT IV through the ownership of shares of common stock and other equity interests. In addition, the advisors of both entities are contractually eligible to charge potential fees for their services to both of the companies including asset management fees, incentive fees and other fees and will continue to charge fees to the Company following the ARCT IV Merger. Due to the significance of these fees, the advisors and ultimately the Sponsor is determined to have a significant economic interest in both companies in addition to having the power to direct the activities of the companies through advisory/management agreements, which qualifies them as affiliated companies under common control in accordance with U.S. GAAP. The acquisition of an entity under common control is accounted for on the carryover basis of accounting whereby the assets and liabilities of the companies are recorded upon the merger on the same basis as they were carried by the companies on the ARCT IV Merger date. In addition, U.S. GAAP requires the Company to present historical financial information as if the entities were combined for each period presented once the ARCT IV Merger is consummated.

The ARCT IV Merger is expected to close in the fourth quarter of 2013. However, as of the filing of this Quarterly Report on Form 10-Q, the consummation of the ARCT IV Merger has not yet occurred and, although the Company believes that the completion of the ARCT IV Merger is probable, the closing of the ARCT IV Merger is subject to a vote by the common stockholders of ARCT IV and other customary conditions, and therefore there can be no assurance that the ARCT IV Merger will be consummated. Accordingly, the Company cannot assure that the ARCT IV Merger will be completed based on the terms of the ARCT IV Merger or at all.

Fortress Portfolio Acquisition

On July 24, 2013, AR Capital, LLC and another related entity, on behalf of the Company and certain other entities sponsored directly or indirectly by AR Capital, LLC, entered into a purchase and sale agreement with subsidiaries of Fortress Investment Group LLC ("Fortress") for the purchase and sale of 196 properties owned by Fortress for an aggregate contract purchase price of approximately $972.5 million, subject to adjustments set forth in the purchase and sale agreement and exclusive of closing costs, which was allocated to the Company based on the pro-rata fair value of the properties acquired by the Company relative to the fair value of all 196 properties to be acquired from Fortress. Of the 196 properties, 120 properties are expected to be acquired by the Company from Fortress for a purchase price of approximately $601.2 million, subject to adjustments set forth in the purchase and sale agreement and exclusive of closing costs. On October 1, 2013, the Company closed on 41 of the 120 properties with a total purchase price of $200.3 million, exclusive of closing costs.The remaining properties are expected to close in the fourth quarter of 2013.

Inland Portfolio Acquisition

On August 8, 2013 the Company's Sponsor entered into a purchase and sale agreement with Inland American Real Estate Trust, Inc. ("Inland") for the purchase and sale of the equity interests of 67 companies owned by Inland for an aggregate contract purchase price of approximately $2.3 billion, subject to adjustments set forth in the purchase and sale agreement and exclusive of closing costs. Of the 67 companies, the equity interests of 10 companies (the "Inland Portfolio") will be acquired by the Company from Inland for a purchase price of approximately $501.0 million, subject to adjustments set forth in the purchase and sale agreement and exclusive of closing costs, which was allocated to the Company based on the pro-rata fair value of the Inland Portfolio relative to the fair value of all 67 companies to be acquired by the Company and other entities sponsored directly or indirectly by the Company's Sponsor from Inland. The Inland Portfolio is comprised of 33 properties. As of September 30, 2013, the Company has closed on five of the 33 properties for a total purchase price of $56.4 million, exclusive of closing costs. The remaining properties are expected to close in the fourth quarter of 2013.

Cole Real Estate Investments, Inc. Merger

On October 22, 2013, the Company entered into an Agreement and Plan of Merger (the "Cole Merger Agreement") with Cole Real Estate Investments, Inc., a Maryland corporation ("Cole"), and certain subsidiaries of each company. The Cole Merger Agreement provides for the merger of Cole with and into a subsidiary of the Company (the "Cole Merger").

Pursuant to the terms and subject to the conditions set forth in the Cole Merger Agreement, at the effective time of the Cole Merger, each outstanding share of common stock of Cole will be exchanged for (i) 1.0929 shares of common stock of ARCP, par value $0.01 per share, or (ii) $13.82 in cash. In no event will the cash consideration be paid with respect to more than 20% of the shares of Cole common stock issued and outstanding as of immediately prior to the consummation of the merger. If the aggregate elections for payment in cash exceed 20% of the number of shares of Cole common stock issued and outstanding as of immediately prior to the consummation of the merger, then the amount of cash consideration paid will be reduced on a pro rata basis to 20% with the remaining consideration paid in ARCP common stock. Cash will be paid in lieu of any fractional shares. In addition, upon the consummation of the Cole Merger all of Cole's restricted stock units and restricted performance units outstanding on that date will become vested and exchanged based on the same exchange provisions as for common stock. The merger is expected to close in the first half of 2014. However, as of the filing of this Quarterly Report on Form 10-Q, the consummation of the Cole Merger has not yet occurred and, although the Company believes that the completion of the Cole Merger is probable, the closing of the Cole Merger is subject to a vote by the common stockholders of both Cole and the Company and other customary conditions, and therefore there can be no assurance that the Cole Merger will be consummated. Accordingly, the Company cannot assure that the Cole Merger will be completed based on the terms of the Cole Merger or at all.

Note 2 - Merger Agreement

On December 14, 2012, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with ARCT III and certain subsidiaries of each company. The Merger Agreement provided for the merger of ARCT III with and into a subsidiary of the Company (the "Merger"). The Merger was consummated on February 28, 2013.

Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, each outstanding share of common stock of ARCT III was converted into the right to receive (i) 0.95 of a share of the Company's common stock, (the "Exchange Ratio") or (ii) $12.00 in cash. In addition, each outstanding unit of equity ownership of the ARCT III OP was converted into the right to receive 0.95 of the same class of unit of equity ownership in the OP.

Upon the closing of the Merger, on February 28, 2013, 29.2 million shares, or 16.5% of the then outstanding shares of ARCT III's common stock, were paid in cash at $12.00 per share, which is equivalent to 27.7 million shares of the Company's common stock based on the Exchange Ratio. In addition, 148.1 million shares of ARCT III's common stock were converted to shares of the Company's common stock at the Exchange Ratio, resulting in an additional 140.7 million shares of the Company's common stock outstanding after the exchange.

Upon the consummation of the Merger, American Realty Capital III Special Limited Partnership, LLC, the holder of the special limited partner interest in the American Realty Capital Operating Partnership III (the "ARCT III OP"), was entitled to subordinated distributions of net sales proceeds from ARCT III OP which resulted in the issuance of units of limited partner interests in the ARCT III OP, when after applying the Exchange Ratio, resulting in the issuance of an additional 7.3 million OP Units. The parties have agreed that such OP Units will be subject to a minimum one-year holding period before being exchangeable into the Company's common stock.

Upon consummation of the Merger, the vesting of the shares of the Company's and ARCT III's outstanding restricted stock was accelerated.

In connection with the Merger, the Company also had entered into an agreement with the Sponsor and its affiliates to internalize certain functions performed by them prior to the Merger, at no cost to the Company, including acquisition, accounting and portfolio management services (the "Internalization"). In connection with the Internalization, (i) the Company and its Sponsor terminated the acquisition and capital services agreement dated September 6, 2011, between the parties, which eliminated acquisition and financing fees payable by the Company and (ii) the Manager reduced asset management fees from an annualized 0.50% of the unadjusted book value of all of the Company's assets to 0.50% for up to $3.0 billion of unadjusted book value of assets and 0.40% of unadjusted book value of assets greater than $3.0 billion. In addition, the Company paid $4.1 million for certain furniture, fixtures, equipment, and $1.7 million for other assets and certain costs associated with the Merger. The Company and the Manager are considered entities under common control, as such, the assets acquired from the Manager were recorded by the Company at their carryover basis.

Accounting Treatment of the Merger

The Company and ARCT III, to the Merger date, were considered to be entities under common control. Both entities' advisors were wholly owned subsidiaries of the Sponsor. The Sponsor and its related parties have significant ownership interests in the Company and had significant ownership of ARCT III through the ownership of shares of common stock and other equity interests. In addition, the advisors of both entities were contractually eligible to charge potential fees for their services to both of the companies including asset management fees, incentive fees and other fees and continue to charge fees to the Company. Due to the significance of these fees, the advisors and ultimately the Sponsor is determined to have a significant economic interest in both companies in addition to having the power to direct the activities of the companies through advisory/management agreements, which qualifies them as affiliated companies under common control in accordance with generally accepted accounting principals in the United States ("U.S. GAAP"). The acquisition of an entity under common control is accounted for on the carryover basis of accounting whereby the assets and liabilities of the companies are recorded upon the merger on the same basis as they were carried by the companies on the Merger date. In addition, U.S. GAAP requires that we present historical financial information as if the entities were combined for each period presented, therefore all financial statements including the notes thereto are presented combining ARCP and ARCT III historical financial information.

New Credit Facility

On February 14, 2013, ARCT III, through ARCT III OP, its operating partnership, entered into an unsecured credit facility (the "New Credit Facility"), with Wells Fargo Bank, National Association, as administrative agent, RBS Citizens, N.A. and Regions Bank, as syndication agents, and Capital One, N.A. and JP Morgan Chase Bank, N.A., as documentation agents.

Additionally, upon consummation of the Merger, the Company's senior secured revolving credit facility with RBS (the "RBS Facility") of up to $150.0 million was paid off in full and terminated. ARCT III terminated the Senior Facility (as defined in Note 5 - Credit Facilities) agreement with RBS simultaneous with entering into the New Credit Facility.

See Note 5 - Credit Facilities for further description of the New Credit Facility and repayments and terminations of facilities upon the consummation of the Merger.